Cover	Mar. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Entity File Number	000-54649
Entity Registrant Name	SAMSARA LUGGAGE, INC.
Entity Central Index Key	0001530163
Entity Tax Identification Number	26-0299456
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	26 Broadway
Entity Address, Address Line Two	Suite 934
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	(917)
Local Phone Number	914-2208
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock par value $0.0001
Trading Symbol	SAML
Entity Emerging Growth Company	false